Share capital, share premium and other reserves - Other Reserves (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance	£ (11,197)
Purchase of shares by employee benefit trusts		£ (5)	£ (38)
Shares transferred to employees	(1)	1
Repurchase of ordinary shares and capital reduction	(503)	(503)
Purchase of treasury shares	(151)	(116)
Exchange movements on overseas net assets	(246)	(132)	£ (420)
Ending Balance	£ (11,512)	£ (11,197)
Number of shares held by employee benefit trust	1.3	0.6	10.4
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance	£ (11,197)	£ (10,960)
Other comprehensive income	(27)	(26)
Purchase of shares by employee benefit trusts		(5)	£ (38)
Shares transferred to employees	108	41
Repurchase of ordinary shares and capital reduction	1	1
Purchase of treasury shares	(151)	(116)
Exchange movements on overseas net assets	(246)	(132)
Ending Balance	(11,512)	(11,197)	(10,960)
Cumulative translation reserve
Disclosure of classes of share capital [line items]
Beginning Balance	494	626
Exchange movements on overseas net assets	(246)	(132)
Ending Balance	248	494	626
EBT shares reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(2)	(38)
Purchase of shares by employee benefit trusts		(5)
Shares transferred to employees	107	41
Transfer of treasury shares to employee benefit trust	(110)
Ending Balance	(5)	(2)	(38)
Treasury shares reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(116)
Shares transferred to employees	1
Transfer of treasury shares to employee benefit trust	110
Purchase of treasury shares	(151)	(116)
Ending Balance	(156)	(116)
Fair Value reserve
Disclosure of classes of share capital [line items]
Other comprehensive income	(15)
Ending Balance	(15)
Capital redemption reserve
Disclosure of classes of share capital [line items]
Beginning Balance	1
Repurchase of ordinary shares and capital reduction	1	1
Ending Balance	2	1
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance	113	139
Other comprehensive income	(12)	(26)
Ending Balance	101	113	139
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(11,687)	(11,687)
Ending Balance	£ (11,687)	£ (11,687)	£ (11,687)